Segment reporting - Schedule of Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue by location of customer	$ 803,794	$ 516,551	$ 332,978
Non-current assets by location of asset	774,353	341,342
Australia
Disclosure of operating segments [line items]
Non-current assets by location of asset	101,753	81,242
Belgium
Disclosure of operating segments [line items]
Non-current assets by location of asset	59,460	36,324
Canada
Disclosure of operating segments [line items]
Non-current assets by location of asset	86,643	78,292
China
Disclosure of operating segments [line items]
Revenue by location of customer	9,834	382	863
United Kingdom
Disclosure of operating segments [line items]
Non-current assets by location of asset	37,071	34,020
United States
Disclosure of operating segments [line items]
Revenue by location of customer	784,905	502,760	324,474
Non-current assets by location of asset	481,181	107,904
Other countries
Disclosure of operating segments [line items]
Revenue by location of customer	9,055	13,409	$ 7,641
Non-current assets by location of asset	$ 8,245	$ 3,560